Income Taxes (Details Textuals) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 8,040,033	$ 15,060,207	$ 18,127,536
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	1,450,244	6,615,660	7,152,404
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	198,111,370
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	5.00%	3.00%	2.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential		25.00%
Maximum [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential		36.12%
Generex Pharmaceuticals Inc [Member]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	40,227,852
Antigen Express Inc [Member]
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 23,570,912